Accounts Receivable (Details) - Schedule of Allowance for Credit Losses Movement - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable (Details) - Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance
Provision	2,443
Reduction
Ending balance	$ 2,443